CONDENSED CONSOLIDATED STATEMENT OF SHAREHOLDER'S DEFICIT (Unaudited) - USD ($)	Series E Preferred Stock [Member]	Series F Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Feb. 28, 2021	$ 4,350	$ 176,869	$ 32,294	$ 16,764,554	$ (31,521,754)	$ (14,543,687)
Beginning balance, (in shares) at Feb. 28, 2021	4,350,000	2,799	3,229,426,884
Issuance of shares, net of $81,285 issuance costs			$ 6,452	12,515,480		12,521,932
Issuance of shares, net of issuance costs (in shares)			645,168,473
Stock based compensation				69,350		69,350
Net income					(62,197,484)	(62,197,484)
Ending balance, value at Feb. 28, 2022	$ 3,350	$ 101,618	$ 47,353	73,015,576	(94,144,254)	(20,976,357)
Ending balance, (in shares) at Feb. 28, 2022	3,350,000	2,532	4,735,210,360
Issuance of shares, net of $81,285 issuance costs			$ 1,339	1,643,883		1,645,222
Issuance of shares, net of issuance costs (in shares)			133,881,576
Rounding				(1)		(1)
Net income					(4,671,686)	(4,671,686)
Ending balance, value at May. 31, 2022	$ 3,350	$ 101,618	$ 48,692	74,659,458	(98,815,940)	(24,002,822)
Ending balance, (in shares) at May. 31, 2022	3,350,000	2,532	4,869,091,936
Beginning balance, value at Feb. 28, 2022	$ 3,350	$ 101,618	$ 47,353	73,015,576	(94,144,254)	(20,976,357)
Beginning balance, (in shares) at Feb. 28, 2022	3,350,000	2,532	4,735,210,360
Issuance of shares, net of issuance costs (in shares)			1,057,841,576
Rounding				(1)		(1)
Stock based compensation				122,050		122,050
Net income					(18,109,457)	(18,109,457)
Ending balance, value at Feb. 28, 2023	$ 3,350	$ 101,619	$ 58,489	80,247,252	(112,253,711)	(31,843,001)	[1]
Ending balance, (in shares) at Feb. 28, 2023	3,350,000	2,533	5,848,741,599
Issuance of shares, net of $81,285 issuance costs			$ 2,809	1,316,100		1,318,909
Issuance of shares, net of issuance costs (in shares)			280,929,190
Stock based compensation				52,721		52,721
Net income					(4,555,193)	(4,555,193)
Ending balance, value at May. 31, 2023	$ 3,350	$ 101,619	$ 61,298	$ 82,563,520	$ (116,808,904)	$ (34,079,117)
Ending balance, (in shares) at May. 31, 2023	3,350,000	2,533	6,129,670,789

[1]	Derived from audited information